UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10371

LORD ABBETT BLEND TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	October 31, 2006

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND October 31, 2006

Investments	Shares	Value (000)
COMMON STOCKS 96.10%

Aerospace 1.48%
Curtiss-Wright Corp.	707,078	$23,928

Air Transportation 1.01%
AirTran Holdings, Inc.*	1,282,700	12,788
Republic Airways Holdings, Inc.*	192,428	3,439
Total		16,227

Auto Components 0.75%
Wabash National Corp.	858,450	12,044

Banks 2.12%
Investors Financial Services Corp.	620,825	24,411
PrivateBancorp, Inc.	240,800	9,889
Total		34,300

Biotechnology Research & Production 1.39%
Digene Corp.*	241,229	11,200
Kensey Nash Corp.*	372,104	11,316
Total		22,516

Building: Materials 2.72%
NCI Building Systems, Inc.*	262,300	15,699
Watsco, Inc.	568,300	28,301
Total		44,000

Building: Roofing & Wallboard 2.77%
Beacon Roofing Supply, Inc.*(a)	2,260,850	44,765

Chemicals 0.91%
Albemarle Corp.	225,400	14,658

Communications & Media 1.44%
Entravision Communications Corp.*(a)	3,175,000	23,305

Communications Technology 4.69%
Comtech Telecommunication Corp.*	595,459	21,228
Foundry Network, Inc.*	1,662,200	21,043
TALX Corp.	1,012,699	24,629
WebEx Communication, Inc.*	230,380	8,858
Total		75,758

Computer Services, Software & Systems 6.23%
CACI Int’l. Inc. Class A*	504,800	29,046
Epicor Software Corp.*	1,692,404	23,745
Lionbridge Technologies, Inc.*	1,453,900	9,843
Websense, Inc.*	1,389,194	38,022
Total		100,656

Computer Technology 3.74%
Komag, Inc.*	483,900	18,509
RadiSys Corp.*	943,404	17,293
Stratasys, Inc.*(a)	883,724	24,638
Total		60,440

Consumer Electronics 1.84%
LoJack Corp.*	420,899	8,401
Universal Electronics, Inc.*(a)	983,602	21,275
Total		29,676

Consumer Products 1.79%
USANA Health Sciences, Inc.*	641,799	28,830

Diversified Financial Services 2.91%
Jones Lang LaSalle, Inc.	90,000	8,280
USI Holdings Corp.*	2,432,939	38,757
Total		47,037

Diversified Manufacturing 3.03%
CLARCOR Inc.	647,200	21,086
Hexcel Corp.*	1,719,500	27,838
Total		48,924

Education Services 1.88%
Strayer Education, Inc.	268,596	30,384

Electrical Equipment & Components 1.67%
Genlyte Group, Inc. (The)*	350,015	27,042

Electronics 2.26%
Avid Technology, Inc.*	330,492	11,937
Power Integrations, Inc.*	1,116,115	24,488
Total		36,425

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Electronics: Instruments, Gauges & Meters 1.84%
Measurement Specialties, Inc.*(a)	1,356,545	$29,668

Electronics: Medical Systems 0.17%
TriPath Imaging, Inc.*	291,457	2,664

Electronics: Technology 0.83%
PerkinElmer, Inc.	607,200	12,970
ScanSource, Inc.*	12,004	377
Total		13,347

Engineering & Contracting Services 0.49%
Foster Wheeler Ltd.*	177,104	7,961

Foods 1.90%
J & J Snack Foods Corp.	919,438	30,718

Health & Personal Care 2.72%
Amedisys, Inc.*(a)	1,082,284	43,908

Healthcare Facilities 5.86%
ICON plc ADR*	646,104	23,182
LCA-Vision Inc.(a)	1,049,956	36,885
United Surgical Partners, Inc.*	1,392,629	34,565
Total		94,632

Homebuilding 1.54%
Centex Corp.	382,200	19,989
Ryland Group, Inc. (The)	105,312	4,837
Total		24,826

Household Furnishings 3.62%
Select Comfort Corp.*(a)	2,736,438	58,505

Identification Control & Filter Devices 0.88%
X-Rite, Inc.	1,263,460	14,290

Insurance: Multi-Line 2.82%
Hilb, Rogal & Hobbs Co.	1,141,300	45,561

Insurance: Property-Casualty 3.81%
First Acceptance Corp.*	440,000	4,726
HCC Insurance Holdings, Inc.	593,450	19,975
Ohio Casualty Corp.	1,343,942	36,864
Total		61,565

Machinery: Industrial/Specialty 2.59%
Actuant Corp. Class A	814,500	41,816

Machinery: Specialty 3.08%
Bucyrus Int’l., Inc	472,400	19,794
Graco Inc	734,400	29,934
Total		49,728

Medical & Dental Instruments & Supplies 4.42%
Kyphon Inc.*	833,341	32,917
Mentor Corp	444,500	20,802
Symmetry Medical Inc.*	1,130,500	17,636
Total		71,355

Medical Services 1.39%
Option Care, Inc.(a)	1,777,666	22,523

Metal Fabricating 1.40%
Commercial Metals Co.	852,800	22,693

Oil: Crude Producers 2.53%
Comstock Resources, Inc.*	369,600	10,312
EXCO Resources, Inc.*	2,111,300	30,571
Total		40,883

Rental & Leasing Services: Commercial 1.39%
United Rentals, Inc.*	169,500	4,021
Williams Scotsman Int’l., Inc.*	785,137	18,474
Total		22,495

Retail 0.99%
Insight Enterprises, Inc.*	109,760	2,359
Rush Enterprises, Inc. Class A*	725,771	13,615
Total		15,974

Savings & Loan 1.06%
Brookline Bancorp, Inc.	1,289,018	17,183

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Securities Brokerage & Services 1.39%
optionsXpress Holdings, Inc.	721,390	$22,421

Services: Commercial 0.78%
Harris Interactive Inc.*	1,621,056	10,829
Kforce Inc.*	120,518	1,804
Total		12,633

Steel 1.85%
Carpenter Technology Corp.	171,900	18,392
Gibraltar Industries, Inc.	546,002	11,526
Total		29,918

Telecommunications Equipment 0.70%
SpectraLink Corp.(a)	1,228,937	11,343

Truckers 1.42%
J.B. Hunt Transport Services, Inc.	1,061,578	22,972

Total Common Stocks
(cost $1,448,937,822)		1,552,497

	Principal
Investments	Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.19%

Repurchase Agreement
Repurchase Agreement dated 10/31/2006, 4.65% due 11/1/2006 with State Street Bank & Trust Co. collateralized by $67,755,000 of Federal Home Loan Bank at 5.125% due 6/18/2008; value: $69,025,406; proceeds: $67,676,647 (cost $67,667,906)	$67,668	$67,668

Total Investments in Securities 100.29%
(cost $1,516,605,728)		1,620,165
Liabilities in Excess of Other Assets (0.29%)		(4,653)
Net Assets 100.00%		$1,615,512

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). See Note 4.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management company, organized as a Delaware Statutory Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. government, its agencies, its instrumentalities, or U.S. government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2006, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax cost	$1,517,224,361
Gross unrealized gain	160,190,354
Gross unrealized loss	(57,249,731)
Net unrealized security gain	$102,940,623

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended October 31, 2006:

Affiliates Issuer	Balance of Shares Held at 7/31/2006	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2006	Value at 10/31/2006	Realized Gain (Loss) 8/1/2006 to 10/31/2006(a)	Dividend Income 8/1/2006 to 10/31/2006(a)
Amedisys, Inc.	1,108,184	—	(25,900)	1,082,284	$43,908,262	$214,548	$—
Beacon Roofing Supply, Inc.	1,967,797	334,553	(41,500)	2,260,850	44,764,830	336,471	—
Entravision Communications	3,159,300	41,100	(25,400)	3,175,000	23,304,500	(62,809)	—
LCA-Vision Inc.	1,071,356	13,600	(35,000)	1,049,956	36,884,954	(84,806)	128,563
Measurement Specialties, Inc.	1,378,145	—	(21,600)	1,356,545	29,667,639	(26,646)	—
Option Care, Inc.	1,811,866	23,000	(57,200)	1,777,666	22,523,028	205,692	36,237
Select Comfort Corp.	2,807,938	30,200	(101,700)	2,736,438	58,505,044	1,252,963	—
SpectraLink Corp.	1,253,937	15,900	(40,900)	1,228,937	11,343,089	(100,326)	—
Stratasys, Inc.	902,624	13,500	(32,400)	883,724	24,638,225	254,524	—
Universal Electronics, Inc.	1,004,369	—	(20,767)	983,602	21,275,311	176,196	—
Total					$316,814,882	$2,165,807	$164,800

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliated issuer of the Fund.

5. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund’s performance.

Item 2:                                  Controls and Procedures.

(a)                    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                  Exhibits.

(i)                       Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2006